Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Long Term Investments [Abstract]
Schedule of Long-term investments
Long-term investments consisted of the following:

	Equity investments without readily determinable fair values (i)	Equity investments with readily determinable fair values (ii)	Debt investments (iii)	Equity method investments (iv)	Total
Balance as of December 31, 2022	191,000	112,641	1,626,131	365,260	2,295,032
Additions	—	—	—	127,018	127,018
Changes from debt investments to equity investments without readily determinable fair values (i)	57,832	—	(57,832)	—	—
Investment loss	(50,826)	(7,989)	(165,549)	—	(224,364)
Share of results of equity method investees (iv)	—	—	—	54,740	54,740
Transfer (iii)	—	—	(204,836)	—	(204,836)
Foreign currency translation	—	320	30,681	6,342	37,343

Balance as of December 31, 2023	198,006	104,972	1,228,595	553,360	2,084,933

	Equity investments without readily determinable fair values (i)	Equity investments with readily determinable fair values (ii)	Debt investments (iii)	Equity method investments (iv)	Total
Balance as of December 31, 2023	198,006	104,972	1,228,595	553,360	2,084,933
Additions	—	—	—	144,237	144,237
Investment loss	(24,189)	(27,425)	(210,377)	—	(261,991)
Share of results of equity method investees (iv)	—	—	—	(29,069)	(29,069)
Foreign currency translation	—	804	15,986	8,294	25,084

Balance as of December 31, 2024	173,817	78,351	1,034,204	676,822	1,963,194

	Equity investments without readily determinable fair values (i)	Equity investments with readily determinable fair values (ii)	Debt investments (iii)	Equity method investments (iv)	Total
Balance as of December 31, 2024	173,817	78,351	1,034,204	676,822	1,963,194
Additions	—	—	80,250	103,016	183,266
Disposal	—	(82,357)	—	—	(82,357)
Maturities of retained asset-backed notes and securities	—	—	(27,577)	—	(27,577)
Investment gain	114,316	74,657	311,560	—	500,533
Share of results of equity method investees (iv)	—	—	—	30,928	30,928
Foreign currency translation	—	(1,636)	(26,807)	(16,507)	(44,950)

Balance as of December 31, 2025	288,133	69,015	1,371,630	794,259	2,523,037